UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-Q QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05870 and 811-10171

Name of Fund: BlackRock Senior Floating Rate Fund, Inc. and Master Senior Floating Rate LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Senior Floating Rate
Fund, Inc. and Master Senior Floating Rate LLC, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing
address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2008

Date of reporting period: 09/01/2008 – 11/30/2008

Item 1 – Schedule of Investments

BlackRock Senior Floating Rate Fund, Inc.
Schedule of Investments November 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
	Beneficial
	Interest
Mutual Funds	(000)	Value
Master Senior Floating Rate LLC	$ 349,302	$ 286,268,899
Total Investments (Cost - $420,555,792) - 100.7%		286,268,899
Liabilities in Excess of Other Assets - (0.7)%		(1,936,922)
Net Assets - 100%		$ 284,331,977

Effective September 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

Level 1 - price quotations in active markets/exchanges for identical securities

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market- corroborated inputs)

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of November 30, 2008 in determining the fair valuation of the Fund's investments:

Valuation	Investments in
Inputs	Securities
Level 1	-
Level 2	$ 286,268,899
Level 3	-
Total	$ 286,268,899

Master Senior Floating Rate LLC
Schedule of Investments November 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)
			Par
Industry	Floating Rate Loan Interests		(000)	Value
Aerospace &	Hawker Beechcraft Acquisition Co. LLC Letter of Credit Facility
Defense - 1.2%	Deposit, 5.762%, 3/26/14	USD	448	$ 234,736
	Hawker Beechcraft Acquisition Co. LLC Term Loan,
	5.762%, 3/26/14		7,644	4,007,727
	Vought Aircraft Industries, Inc. Tranche B Line of Credit Deposit,
	4.501%, 12/22/10		1,200	912,000
				5,154,463
Airlines - 0.4%	Delta Air Lines, Inc. Credit - Linked Deposit Loan,
	1.751% - 4.581%, 4/30/12		1,485	981,956
	US Airways Group, Inc. Loan, 3.936%, 3/24/14		1,495	688,424
				1,670,380
Auto	Allison Transmission, Inc. Term Loan, 4.38% - 5.57%, 8/07/14		7,089	4,223,195
Components - 1.6%	Dana Holding Corp. Term Advance, 6.75% - 8.02%, 1/31/15		2,492	1,478,303
	Metaldyne Co. LLC DF Loan, 1.751% - 8.313%, 1/11/12		288	98,077
	Metaldyne Co. LLC Initial Tranche B Term Loan, 7.875%, 1/13/14		1,962	666,923
				6,466,498
Automobiles - 0.1%	Ford Motor Co., Term Loan , 4.43%, 12/16/13		748	299,239
Biotechnology - 0.3%	Talecris Biotherapeutics Holdings Corp. First Lien Term Loan,
	4.91% - 5.64%, 12/06/13		1,239	1,086,878
Building	Building Material Corp. of America Term Loan Advance,
Products - 0.7%	6.50% - 6.625%, 2/24/14		2,018	1,243,595
	Momentive Performance Materials Tranche B-1 Term Loan,
	3.688%, 12/04/13		1,474	1,000,857
	Momentive Performance Materials Tranche B-2 Term Loan,
	5.686%, 12/04/13	EUR	972	778,162
				3,022,614
Capital Markets - 0.9%	Marsico Parent Co., LLC Term Loan, 4.438% - 6.813%, 12/15/14	USD	993	660,012
	Nuveen Investments, Inc. Term Loan B, 4.436% - 6.769%, 11/13/14		4,244	1,936,963
	RiskMetrics Group Holdings LLC First Lien Term Loan,
	5.762%, 1/10/14		1,453	1,275,092
				3,872,067
Chemicals - 5.6%	BOC Edwards Ltd. Term Loan B, 3.436%, 5/23/14		741	481,406
	Brenntag AG, Second Lien Term Load, 5.071%, 1/19/14		30	21,331
	Brenntag AG, Term Loan B-2, 5.071%, 1/24/14		1,470	1,043,669
	Columbian Chemicals Acquisition LLC Tranche B Term Loan,
	7.012%, 3/16/13		1,746	995,297
	Flint Group Holdings Term Loan B9, 6.126%, 12/31/14		2,000	905,000
	Huish Detergents, Inc. Tranche Term Loan B, 5.77%, 4/28/14		1,990	1,548,824
	Huish Detergents, Inc. Tranche Term Loan B, 8.02%, 10/15/14		750	480,000
	ISP Chemco LLC Term Loan, 2.938% - 3.688%, 6/04/14		1,481	1,096,125
	Invista Canada Co. Tranche B-2 Term Loan, 3.186%, 4/29/11		897	708,652
	Invista S.A.R.L. Tranche B-1 Term Loan, 3.186%, 4/29/11		3,750	2,962,539
	PQ Corp. (Niagra Acquisition, Inc.), First Lien Term Loan,
	6.72% - 7.02%, 7/30/14		2,993	1,851,609
	PQ Corp. (Niagra Acquisition, Inc.), Second Lien Loan,
	9.97%, 7/30/15		3,000	1,425,000

Master Senior Floating Rate LLC
Schedule of Investments November 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)
			Par
Industry	Floating Rate Loan Interests		(000)	Value
	Polymer Group, Inc. Term Loan, 5.73%, 11/22/12	USD	1,791	$ 1,343,506
	Rockwood Specialties Group, Inc. Tranche E Term Loan,
	3.546%, 7/30/12		1,863	1,491,603
	Solutia, Inc. Loan, 8.50%, 2/28/14		2,893	2,118,913
	Wellman, Inc. First Lien Term Loan, 7.239%, 2/10/09 (a)(b)		7,283	3,459,580
	Wellman, Inc. Second Lien Term Loan, 9.989%, 2/10/10 (a)(b)		8,250	1,237,500
				23,170,554
Commercial Services	ARAMARK Corp. LC Facility Letter of Credit, 2.469%, 1/27/14		225	178,565
& Supplies - 2.5%	ARAMARK Corp. U.S. Term Loan, 5.637%, 1/26/14		3,549	2,810,732
	Alliance Laundry Systems LLC Term Loan, 3.98% - 4.55%, 1/27/12		1,564	1,172,872
	Brickman Group Holdings, Inc. Tranche B Term Loan,
	3.436%, 1/23/14		246	147,750
	John Maneely Co. Term Loan, 5.856% - 8%, 12/09/13		1,203	755,441
	Kion GmbH Facility B, 3.431%, 12/23/14		250	134,000
	Kion GmbH Facility C, 3.931%, 12/23/15		250	134,000
	Sirva Worldwide, Inc. Second Lien Loan, 12%, 5/15/15		391	58,683
	Synagro Technologies, Inc. First Lien Term Loan,
	4.24% - 5.77%, 4/02/14		2,737	1,833,639
	West Corp. Term Loan B-2, 3.774% - 4.733%, 10/24/13		4,913	3,048,937
				10,274,619
Communications	Sorenson Communications, Inc. Tranche C Term Loan,
Equipment - 0.3%	4%, 8/16/13		1,608	1,286,676
Computers &	Intergraph Corp. Term Loan, 8.196%, 11/17/14		1,000	765,000
Peripherals - 0.3%	Reynolds and Reynolds Co. First Lien Term Loan, 3.436%, 10/31/12		745	443,417
				1,208,417
Construction &	BakerCorp. Tranche C Term Loan, 3.659% - 3.686%, 5/08/14		985	487,575
Engineering - 0.3%	Brand Energy & Infrastructure Services, Inc. First Lien Term Loan
	B, 4.625% - 6.063%, 2/07/14		985	664,875
				1,152,450
Construction	Headwaters, Inc. First Lien Term Loan B-1, 8.27%, 4/30/11		2,109	1,898,437
Materials - 0.5%
Containers &	Consolidated Container Co. LLC Second Lien Term Loan,
Packaging - 1.9%	7.123% - 8.106%, 9/28/14		450	78,750
	Graham Packaging Co. LP New Term Loan,
	4.438% - 6.313%, 10/07/11		1,755	1,332,045
	Graphic Packaging International Inc., Incremntal Term Loan,
	5.55% - 7.50%, 5/16/14		2,595	2,000,682
	Graphic Packaging International Inc., Term Loan B,
	3.411% - 6.635%, 5/16/14		584	432,080
	SCA Packaging First Lien Term Loan, 6.52%, 3/15/14		985	479,367
	Smurfit-Stone Container Canada Inc., Tranche C Term Loan,
	4.813% - 5.125%, 11/01/11		2,043	1,511,477
	Smurfit-Stone Container Enterprises, Inc., Deposit Funded
	Facility, 3.901%, 11/01/10		2,241	1,663,348

Master Senior Floating Rate LLC
Schedule of Investments November 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)
			Par
Industry	Floating Rate Loan Interests		(000)	Value
	Smurfit-Stone Container Enterprises, Inc., Tranche B,
	4.813% - 5.125%, 11/01/11	USD	482	$ 357,618
				7,855,367
Distributors - 0.3%	Keystone Automotive Operations, Inc. Loan,
	4.909% - 5.633%, 1/12/12		2,622	1,310,827
Diversified Consumer	Coinmach Corp. Term Loan, 4.46% - 5.22%, 11/14/14		3,980	2,984,962
Services - 0.7%
Diversified Financial	DaimlerChrysler Financial Service Americas LLC First Lien Term
Services - 1.3%	Loan, 6.82%, 8/03/12		990	523,050
	JG Wentworth, LLC First Lien Term Loan, 6.012%, 4/04/14		6,800	2,210,000
	LPL Holdings, Inc. Tranche D Term Loan, 5.512%, 6/28/13		3,745	2,846,432
				5,579,482
Diversified	Eircom Group Plc Term Loan B, 5.517%, 8/14/14	EUR	985	910,267
Telecommunication	Eircom Group Plc Term Loan C, 5.267%, 8/14/13		985	910,368
Services - 1.5%	Hawaiian Telcom Communications, Inc. Tranche C Term Loan,
	6.262%, 5/30/14	USD	1,595	635,503
	Kentucky Data Link, Inc. Term Loan, 3.686%, 2/24/14		455	354,736
	PaeTec Holding Corp. Replacement Term Loan, 3.936%, 2/28/13		1,455	953,228
	Time Warner Telecom Holdings Inc. Term Loan B,
	3.44% - 4.20%, 2/23/14		1,965	1,535,156
	Wind Telecomunicazione SpA Second Lien Term Loan,
	11.473%, 12/17/14	EUR	1,000	1,059,282
				6,358,540
Electric	Astoria Generating Co. Acquisitions, LLC Second Lien Term Loan
Utilities - 0.4%	C, 6.96%, 8/23/13	USD	2,250	1,541,250
Electrical	Generac Acquisition Corp., First Lien Term Loan,
Equipment - 0.4%	6.012% - 6.65%, 11/11/13		2,629	1,566,918
Electronic Equipment	Flextronics International Ltd. A Closing Date Loan,
& Instruments - 1.2%	6.133% - 7.069%, 10/01/14		4,455	2,999,698
	L-1 Identity Solutions Operating Co., Term Loan, 7.50%, 8/05/13		1,225	1,038,188
	SafeNet, Inc. Second Lien Term Loan, 11.25%, 4/12/15		2,250	1,125,000
				5,162,886
Energy Equipment	Brock Holdings III, Inc. Term Loan B, 5.50% - 5.762%, 2/26/14		1,478	886,500
& Services - 1.6%	Compagnie Generale de Geophysique Term Loan,
	3.436% - 5.428%, 1/13/14		1,496	1,219,047
	Dresser, Inc. Second Lien Term Loan, 7.986%, 5/04/15		2,000	1,145,000
	Dresser, Inc. Term Loan B, 3.686% - 4.486%, 5/04/14		2,912	1,983,617
	MEG Energy Corp. Delayed Draw Term Loan, 5.77%, 4/03/13		1,242	832,266
	MEG Energy Corp. Initial Term Loan, 5.77%, 4/03/13		1,219	816,563
				6,882,993
Food & Staples	AB Acquisitions UK Topco 2 Ltd. Facility B-2 UK Borrower, 6.166%,
Retailing - 1.4%	7/05/15	GBP	4,000	4,336,994
	DSW Holdings, Inc. Loan, 5.409%, 3/02/12	USD	500	300,000
	DS Waters of America Term Loan, 3.659%, 10/29/12		1,394	1,045,426
				5,682,420

Master Senior Floating Rate LLC
Schedule of Investments November 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)
			Par
Industry	Floating Rate Loan Interests		(000)	Value
Food Products - 0.9%	Dole Food Co., Inc. Credit-Linked Deposit, 4.689%, 4/12/13	USD	345	$ 242,534
	Dole Food Co., Inc. Term Loan C, 3.50% - 6.813%, 4/12/13		1,664	1,169,813
	Dole Food Co., Inc. Tranche B Term Loan, 3.50% - 5%, 4/12/13		447	313,985
	Sturm Foods, Inc. Initial First Lien Term Loan,
	5.875% - 6%, 1/31/14 (c)		2,463	1,422,094
	Wrigley Co. Term Loan B, 7.75%, 8/11/14		550	510,937
				3,659,363
Health Care	Bausch & Lomb, Inc. Delay Draw Term Loan, 7.012%, 4/24/15		481	346,293
Equipment &	Bausch & Lomb, Inc. Parent Term Loan, 7.012%, 4/24/15		3,182	2,291,303
Supplies - 2.6%	Biomet, Inc. Dollar Term Loan, 6.762%, 3/25/15		6,199	5,030,630
	Hologic, Inc. Tranche B Term Loan, 4.875%, 3/31/13		1,051	914,452
	ReAble Therapeutics Finance LLC Term Loan,
	4.436% - 6.762%, 11/20/13		2,978	2,233,125
				10,815,803
Health Care Providers	CCS Medical, Inc. First Lien Term Loan, 7.02%, 9/30/12		727	366,119
& Services - 6.0%	Community Health Systems, Inc. Funded Term Loan,
	4.018% - 4.446%, 7/25/14		9,073	6,644,751
	DaVita, Inc. Tranche B-1 Term Loan, 4.20% - 6.32%, 10/05/12		2,000	1,694,376
	HCA, Inc. Tranche B Term Loan, 6.012%, 11/18/13		11,448	8,558,421
	Health Management Associates, Inc. Term Loan B, 5.512%, 2/28/14		1,881	1,258,886
	HealthSouth Corp. Term Loan B, 4.27%, 3/11/13		3,594	2,817,678
	Sterigenics International, Inc. Tranche B Term Loan,
	5.07% - 5.75%, 11/21/13		727	487,252
	Surgical Care Affiliates LLC Term Loan B, 5.762%, 12/29/14		992	575,628
	Vanguard Health Holding Co. II, LLC Replacement Term Loan,
	3.686% - 6.012%, 9/23/11		3,143	2,565,182
				24,968,293
Health Care	Sunquest Holdings, Inc. (MISYS Hospital Systems) Term Loan B,
Technology - 0.3%	6.37% - 6.67%, 10/13/14		1,489	1,176,113
Hotels, Restaurants &	Green Valley Ranch Gaming LLC New Term Loan,
Leisure - 3.6%	4.388% - 4.75%, 2/16/14		474	213,443
	Green Valley Ranch Gaming LLC Second Lien Term Loan,
	5.018%, 8/16/14		1,750	122,500
	Harrah's Operating Co., Inc. Term Loan B-1,
	6.55% - 6.762%, 12/22/12		470	274,880
	Harrah's Operating Co., Inc. Term Loan B-2,
	6.535% - 6.762%, 1/28/15		10,208	5,958,985
	Harrah's Operating Co., Inc. Term Loan B-3,
	4.436% - 6.762%, 1/28/15		418	243,722
	Lake Las Vegas Joint Venture/LLV-1, LLC Revolving Loan Credit-
	Linked, 15.10%, 12/14/12 (a)(b)		361	22,118
	Lake Las Vegas Joint Venture/LLV-1, LLC Term Loan,
	15% - 15.10%, 12/14/12 (a)(b)		2,729	167,153
	MotorCity Casino Term Loan B, 4.169% - 5.476%, 7/26/12		1,838	826,919

Master Senior Floating Rate LLC
Schedule of Investments November 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)
			Par
Industry	Floating Rate Loan Interests		(000)	Value
	Penn National Gaming, Inc. Term Loan B,
	3.19% - 5.29%, 10/03/12	USD	4,932	$ 4,015,210
	QCE LLC First Lien Term Loan, 6.063%, 5/05/13		1,955	1,075,250
	QCE LLC Second Lien Term Loan, 9.512%, 11/05/13		2,800	1,330,000
	VML US Finance LLC (Venetian Macau) Term B Funded Project
	Loan, 6.02%, 5/27/13		1,624	909,673
				15,159,853
Household	American Achievement Corp. Tranche B Term Loan,
Durables - 2.2%	5.07%, 3/25/11		1,345	1,183,742
	Jarden Corp. Term Loan B-3, 6.262%, 1/24/12		1,489	1,163,415
	Josten's, Inc. Term Loan B, 5.171%, 9/30/11		1,819	1,391,509
	Simmons Bedding Co. Tranche D Term Loan,
	5.125% - 6.625%, 12/19/11		7,269	4,579,580
	The Yankee Candle Co., Inc. Term Loan, 3.42% - 5.77%, 2/06/14		1,833	985,072
				9,303,318
IT Services - 4.7%	Activant Solutions Term Loan, 6.063% - 6.25%, 5/02/13		3,419	2,085,700
	Audio Visual Services Group, Inc. Second Lien Term Loan,
	9.27%, 8/28/14		1,500	487,500
	Audio Visual Services Group, Inc. Tranche B Term Loan,
	6.02%, 2/28/14		1,980	792,000
	Ceridian Corp. U.S. Term Loan, 4.423%, 11/09/14		3,250	2,340,000
	First Data Corp. Initial Tranche B-1 Term Loan,
	4.149% - 6.512%, 9/24/14		2,838	1,919,085
	First Data Corp. Initial Tranche B-2 Term Loan,
	4.149% - 6.512%, 9/24/14		9,714	6,568,779
	First Data Corp. Initial Tranche B-3 Term Loan,
	5.948% - 6.512%, 9/24/14		997	673,300
	RedPrairie Corp. Tack-On Loan, 5.875%, 7/20/12		295	221,063
	RedPrairie Corp. Term Loan, 5.188% - 6%, 7/20/12		490	367,481
	SunGard Data Systems, Inc. (Solar Capital Corp.) New U.S. Term
	Loan, 3.575% - 4.138%, 2/28/14		5,848	4,080,179
				19,535,087
Independent Power	The AES Corp. Term Loan, 5.063% - 5.10%, 8/10/11		2,000	1,593,334
Producers & Energy	NRG Energy, Inc. Term Loan, 5.262%, 2/01/13		4,225	3,502,499
Traders - 5.1%	Texas Competitive Electric Holdings Co., LLC (TXU) Initial Tranche
	Term Loan B-2, 5.268% - 7.262%, 10/10/14		9,891	6,686,487
	Texas Competitive Electric Holdings Co., LLC (TXU) Initial Tranche
	Term Loan B-3, 5.268% - 7.262%, 10/10/14		13,870	9,358,749
				21,141,069
Industrial	Sequa Corp. Term Loan, 5.02% - 7.02%, 12/03/14		2,385	1,627,851
Conglomerates - 0.4%
Insurance - 0.3%	Alliant Holdings I, Term Loan, 6.762%, 8/21/14		1,978	1,255,720
Internet & Catalog	FTD Group, Inc. Tranche B Term Loan, 7.50% - 8.035%, 8/04/14		1,750	1,513,750
Retail - 0.4%

Master Senior Floating Rate LLC
Schedule of Investments November 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

			Par
Industry	Floating Rate Loan Interests		(000)	Value

Internet Software &	Channel Master Holdings, Inc. Revolving Credit,
Services - 0.0%	8.313%, 11/15/04 (a)(b)(d)	USD	128	$ -
	Channel Master Holdings, Inc. Term Loan, 9%,
	11/15/04 (a)(b)(d)		1,014	-

				-

Leisure Equipment &	Fender Musical Instruments Corp. Delay Draw Term Loan,
Products - 0.5%	6.02%, 6/09/14		666	399,666
	Fender Musical Instruments Corp. Initial Loan, 5.17%, 6/09/14		1,319	791,319
	True Temper Sports, Inc. Term Loan, 5.279% - 6.46%, 3/15/11		1,066	772,746

				1,963,731

Life Sciences Tools &	Invitrogen Term Loan B, 6%, 6/11/15		4,750	4,319,531
Services - 1.0%

Machinery - 2.2%	Harrington Holdings, Inc. First Lien Term Loan, 3.686%, 1/11/14		985	748,600
	Mueller Water Products, Inc. Term Loan B,
	3.186% - 5.512%, 5/26/14		2,676	1,913,284
	Navistar International Corp. Revolving Credit - Linked,
	4.686% - 7.126%, 1/19/12		1,600	864,000
	Navistar International Corp. Term Advance, 4.686%, 1/19/12		4,400	2,376,000
	OshKosh Truck Corp. Term Loan B, 2.93% - 4.62%, 12/06/13		2,670	1,676,378
	Trimas Co. LLC. Tranche B Term Loan, 4.276% - 5.766%, 8/02/13		2,366	1,466,784
	Trimas Co. LLC. Tranche B-1 Loan, 2.463%, 8/02/13		557	345,396

				9,390,442

Media - 21.1%	Bragg Communications Inc., Term Loan B, 5.31%, 8/31/14		2,970	2,539,350
	Cablevision Systems Corp. Term Loan, 4.569%, 3/28/13		4,458	3,690,370
	Catalina Marketing Corp. Initial Term Loan, 6.762%, 10/01/14		3,966	2,568,143
	Cequel Communications LLC (Cebridge) First Lien Term Loan,
	6.338%, 11/05/13		903	601,301
	Cequel Communications LLC (Cebridge) Second Lien Term Loan,
	7.693%, 5/05/13		5,000	2,750,000
	Cequel Communications LLC (Cebridge) Term Loan,
	4.235% - 6.334%, 11/05/13		5,015	3,340,247
	Charter Communications, Operating LLC Replacement Term Loan,
	3.63% - 5.47%, 3/06/14		2,484	1,669,282
	Clarke American Corp. Tranche B Term Loan,
	6.262% - 6.383%, 12/31/14		3,309	1,836,490
	ClientLogic Holding Corp. Term Loan B, 4.546% - 6.789%, 1/30/14		911	500,864
	Cumulus Media, Inc. Replacement Term Loan,
	3.186% - 3.518%, 6/11/14		979	440,672
	Dex Media West LLC Tranche B Term Loan,
	7% - 7.77%, 10/24/14		3,000	1,470,000
	Discovery Communications Holdings, LLC Term Loan B,
	5.762%, 5/14/14		3,445	2,784,753
	Education Media and Publishing Group Ltd.
	First Lien Term Loan B, 7.516%, 11/14/14		4,394	2,768,182
	Education Media and Publishing Group Ltd.
	Second Lien Term Loan, 13.016%, 11/14/14		8,371	5,022,504

Master Senior Floating Rate LLC
Schedule of Investments November 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)
			Par
Industry	Floating Rate Loan Interests		(000)	Value
	Formula One Group Second Lien Term Loan, 3.681%, 6/30/14	USD	1,000	$ 553,333
	Formula One Group Term Loan B, 3.681%, 12/31/13		1,446	943,071
	FoxCo Acquisition Sub, LLC Term Loan, 7.25%, 7/14/15		750	480,000
	GateHouse Media Operating, Inc. Initial Term Loan,
	4.20%, 8/28/14		820	188,625
	Getty Images, Inc. Initial Term Loan, 8.053%, 7/02/15		1,500	1,280,625
	Gray Television, Inc. Term Loan B, 3.04% - 5.65%, 12/31/14		2,661	1,144,190
	HIT Entertainment Ltd. First Lien Term Loan, 4.71%, 8/31/12		4,243	2,121,591
	Hanley-Wood LLC Term Loan, 3.873% - 6.012%, 3/08/14		2,244	1,066,065
	Hargray Acquisition Co., First Lien Term Loan, 6.012%, 6/27/14		1,963	1,550,962
	Idearc, Inc. Tranche B Term Loan, 3.44% - 5.77%, 11/17/14		1,343	435,551
	Insight Midwest Holdings LLC Term Loan, 4.85%, 4/07/14		3,075	2,389,715
	Intelsat Subsidiary Holding Co. Ltd. Tranche B Term Loan,
	6.65%, 7/03/13		1,977	1,617,425
	Knology, Inc. Term Loan B, 6.40%, 6/30/12		2,469	1,481,250
	Local TV Finance, LLC Term Loan, 3.96% - 5.77%, 5/07/13		1,244	609,414
	LodgeNet Entertainment Corp. Closing Date Term Loan,
	5.77%, 4/04/14		1,944	991,551
	Mediacom Broadband Group Tranche A Term Loan, 2.59%, 3/31/10		2,531	2,176,875
	Merrill Communications LLC, Combined Term Loan,
	4.296% - 6.012%, 12/22/12		2,918	1,808,850
	Metro-Goldwyn-Mayer, Inc. Tranche B Term Loan, 7.012%, 4/09/12		4,503	2,019,925
	Multicultural Radio Broadcasting Inc. Term Loan, 4.928%, 12/18/12		549	384,475
	NEP II, Inc. Term Loan B, 6.012%, 2/16/14		1,231	800,305
	NTL Cable Plc (Virgin) Term Loan B, 9.629% - 9.648%, 7/30/12	GBP	2,294	2,629,365
	National Cinemedia LLC Term Loan, 4.57%, 2/13/15	USD	2,500	1,578,573
	New Vision Television First Lien Term Loan, 9.32%, 10/26/14		3,250	975,000
	Newsday LLC Floating Rate Term Loan, 9.008%, 8/01/13		2,500	2,025,000
	NextMedia Group, Inc. Delay Draw Term Loan, 5.453%, 11/15/12		801	452,717
	NextMedia Group, Inc. Initial First Lien Term Loan,
	5.436%, 11/15/12		1,403	792,623
	NextMedia Group, Inc. Second Lien Term Loan, 8.44%, 11/15/13		3,267	1,453,611
	Nielsen Finance LLC Dollar Term Loan, 3.768% - 4.388%, 8/09/13		10,099	6,688,769
	Nielsen Finance LLC Dollar Term Loan, 4.803%, 8/15/13		700	463,641
	PanAmSat Corp. Term Loan B, 6.65%, 1/03/14		1,256	963,776
	PanAmSat Corp. Term Loan B2, 6.65%, 1/03/14		1,257	964,195
	PanAmSat Corp. Term Loan B2C, 6.65%, 1/03/14		1,256	963,776
	Penton Media Inc. First Lien Term Loan, 3.686% - 5.67%, 2/01/13		493	233,938
	Penton Media Inc. Second Lien Loan, 8.42%, 2/01/14		500	200,000
	San Juan Cable Term Loan B, 9.62%, 3/02/13		1,179	684,039
	Thomson Learning, Inc. Term Loan, 3.94%, 7/05/14		2,473	1,638,040
	Thomson Learning, Inc. Term Loan B-2, 7.50%, 7/05/14		6,733	5,655,825
	United Pan Europe Communications Term Loan M,
	6.481%, 12/31/14	EUR	2,000	1,694,797

Master Senior Floating Rate LLC
Schedule of Investments November 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)
			Par
Industry	Floating Rate Loan Interests		(000)	Value
	United Pan Europe Communications Term Loan N,
	4.60%, 12/31/14	USD	1,500	$ 1,059,000
	Weather Channel Term Loan B, 7.25%, 6/01/15		1,000	857,500
				88,000,141
Metals & Mining - 0.4%	Algoma Steel, Inc. Term Loan, 5.35%, 6/20/13		2,452	1,790,254
Multi-Utilities - 1.2%	Brand Energy & Infrastructure Services, Inc.
	Second Lien Term Loan, 8.25% - 8.375%, 1/30/15		1,200	942,000
	Energy Transfer Equity LP Term Loan, 4.138%, 11/01/12		750	609,750
	KGen LLC First Lien Term Loan, 5.563%, 2/08/14		1,228	786,000
	KGen LLC Synthetic LC First Lien Loan, 3.653%, 2/08/14		750	480,000
	MACH Gen LLC Synthetic Letter of Credit First Lien Loan,
	3.512% - 4.196%, 2/22/13		69	62,232
	MACH Gen LLC Term B Loan, 3.512% - 4.196%, 2/22/14		668	606,315
	NE Energy Letter of Credit, 3.663%, 10/03/13		114	83,893
	NE Energy Term Loan B, 4.125%, 10/31/13		886	651,107
	USPF Holdings LLC Term Loan, 3.159%, 4/11/14		925	684,825
				4,906,122
Multiline Retail - 0.8%	Dollar General Term Loan B1, 4.173% - 6.17%, 7/03/14		2,000	1,535,500
	Neiman Marcus Group, Inc. Term Loan, 4.565%, 4/06/13		3,053	1,908,391
				3,443,891
Oil, Gas & Consumable	Big West Oil LLC Delayed Advance Loan, 5.25%, 5/15/14		963	529,375
Fuels - 3.0%	Big West Oil LLC Initial Advance Loan, 5.25%, 5/15/14		766	421,094
	Enterprise GP Holdings LP Term Loan B, 4.018% - 6.774%, 11/10/14		1,750	1,417,500
	Petroleum Geo-Services ASA/PGS Finance, Inc. Term Loan,
	5.51%, 6/28/15		1,910	1,404,034
	Scorpion Drilling Ltd. Second Lien, 8.936%, 5/05/15		7,000	6,650,000
	Vulcan Energy Corp. Term Loan B-3, 5.382% - 6.25%, 8/12/11		1,750	1,483,125
	Western Refining Inc. Term Loan, 9.25%, 5/30/14		1,131	638,847
				12,543,975
Paper & Forest	Georgia-Pacific LLC Add-on Term Loan B, 2.76% - 5.262%, 12/29/13		1,904	1,460,634
Products - 2.5%	Georgia-Pacific LLC Term Loan, 2.76% - 5.262%, 12/20/12		8,074	6,194,441
	NewPage Corp. Tem Loan, 7%, 12/22/14		3,970	2,912,988
				10,568,063
Personal	American Safety Razor Co. LLC Second Lien Loan, 7.69%, 1/30/14		2,650	1,855,000
Products - 0.4%
Pharmaceuticals - 0.2%	Pharmaceutical Technologies & Services (PTS) Term Loan,
	6.012%, 4/10/14		1,713	1,038,203
Professional	Booz Allen Hamilton, Inc. Tranche B Term Loan, 7.50%, 7/31/15		2,000	1,709,376
Services - 0.4%
Real Estate	Capital Automotive L.P. Term Loan B, 4.60%, 12/16/10		2,128	891,477
Management &	Mattamy Funding Partnership Loan, 4.50%, 4/11/13		2,925	2,193,750
Development - 0.7%				3,085,227
Road & Rail - 0.4%	Rail America, Inc. Canadian Term Loan, 7.883%, 8/14/09		156	128,273
	Rail America, Inc. U.S. Term Loan, 7.883%, 6/30/09		2,093	1,716,727
				1,845,000

Master Senior Floating Rate LLC
Schedule of Investments November 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)
			Par
Industry	Floating Rate Loan Interests		(000)	Value
Specialty Retail - 0.9%	Adesa, Inc. (Kar Holdings, Inc.) Initial Term Loan,
	6.02%, 10/21/13	USD	957	$ 567,887
	Burlington Coat Factory Warehouse Corp. Term Loan,
	4.45%, 5/28/13		987	427,178
	General Nutrition Centers, Inc. Term Loan,
	5.04% - 6.08%, 9/26/13		1,746	1,157,894
	Sally Beauty Co., Inc. Term Loan B, 3.69% - 4.45%, 11/16/13		1,995	1,465,637
				3,618,596
Textiles, Apparel &	Hanesbrands, Inc. First Lien Term Loan B,
Luxury Goods - 0.2%	5.25% - 5.266%, 9/05/13		1,199	954,197
Trading Companies &	Beacon Sales Acquisition, Inc. Term Loan B,
Distributors - 0.1%	5.769% - 6.053%, 11/02/13		980	588,000
Wireless	Alltel Corp. Term Loan B-1, 3.939%, 5/16/15		2,000	1,893,750
Telecommunication	Alltel Corp. Term Loan B-2, 5.316%, 5/16/15		1,470	1,391,931
Services - 3.0%	Alltel Corp. Term Loan B-3, 4.123%, 5/16/15		1,500	1,429,687
	Cellular South Delay Draw Term Loan, 5.285%, 5/16/14		500	420,000
	Cellular South, Inc. Term Loan, 3.186% - 5.258%, 5/29/14		1,481	1,244,250
	Cricket Communications, Inc. Term Loan B, 7.262%, 6/16/13		3,292	2,684,696
	Crown Castle Operating Co. Tranche B Term Loan, 5.376%, 3/06/14		-(e)	9
	IPC Systems, Inc. Tranche B-1 Term Loan, 6.012%, 6/02/14		2,317	1,146,716
	MetroPCS Wireless, Inc. New Tranche B Term Loan,
	3.688% - 5.50%, 11/03/13		2,743	2,125,827
				12,336,866
	Total Floating Rate Loan Interests - 90.9%			379,601,772
	Corporate Bonds
Chemicals - 1.1%	GEO Specialty Chemicals Corp., 12.553%, 12/31/09 (f)		3,929	2,941,839
	GEO Specialty Chemicals Corp., 7.50%, 3/31/15 (f)(g)		2,399	1,796,572
				4,738,411
Diversified Financial	Ford Motor Credit Co. LLC, 9.203%, 4/15/12 (h)		750	590,625
Services - 0.1%
Diversified	Qwest Communications International, Inc., 5.649%, 2/15/09 (h)		3,166	3,134,340
Telecommunication	Qwest Corp., 5.246%, 6/15/13 (h)		2,525	1,767,500

Services - 1.2%				4,901,840

Hotels, Restaurants	Galaxy Entertainment Finance Inc., 7.323%, 12/15/10 (g)(h)		3,300	1,254,000
& Leisure - 0.3%	Universal City Florida Holding Co. I, 7.943%, 5/01/10 (h)		50	23,000
				1,277,000
Paper & Forest	Ainsworth Lumber Co. Ltd., 11%, 7/29/15 (g)		2,763	1,851,195
Products - 2.0%	NewPage Corp., 9.443%, 5/01/12 (h)		650	341,250
	Verso Paper Holdings LLC Series B, 6.943%, 8/01/14 (h)		11,400	6,156,000
				8,348,445
	Total Corporate Bonds - 4.7%			19,856,321
	Common Stocks		Shares
Chemicals - 0.0%	GEO Specialty Chemicals, Inc. (a)(d)		39,151	15,030
Commercial Services	Sirva Technologies Holdings Co.		1,817	27,255
& Supplies - 0.0%

Master Senior Floating Rate LLC
Schedule of Investments November 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)
Industry	Common Stocks	Shares	Value
Paper & Forest	Ainsworth Lumber Co. Ltd. (g)	376,109	$ 396,957
Products - 0.2%	Ainsworth Lumber Co. Ltd. (i)	335,138	354,000
			750,957
	Total Common Stocks - 0.2%		793,242
	Total Long-Term Investments (Cost - $597,451,184) - 95.8%		400,251,335
		Beneficial
		Interest
	Short-Term Securities	(000)
	BlackRock Liquidity Series, LLC Cash Sweep Series, 1.83% (j)(k)	$ 15,668	15,668,417
	Total Short-Term Securities (Cost - $15,668,417) - 3.8%		15,668,417
	Total Investments (Cost - $613,119,601*) - 99.6%		415,919,752
	Other Assets Less Liabilities - 0.4%		1,678,226
	Net Assets - 100.0%	$ 417,597,978

* The cost and unrealized appreciation (depreciation) of investments as of November 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 612,467,945
Gross unrealized appreciation	$ 184,055
Gross unrealized depreciation	(196,732,248)
Net unrealized depreciation	$ (196,548,193)

(a)	Non-income producing security.
(b)	Issuer filed for bankruptcy or is in default of interest payments.
(c)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.
(d)	Security is fair valued.
(e)	Amount is less than $1,000.
(f)	Convertible security.
(g)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(h)	Variable rate security. Rate shown is as of report date.
(i)	Restricted security as to resale, representing 0.1% of net assets were as follows:

Acquisition
Issue	Date	Cost	Value
Ainsworth Lumber Co. Ltd.	4/27/06	$ 3,630,508	$354,000

(j) Investments in companies considered to be an affiliate of the Master LLC, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net	Interest
Affiliate	Activity	Income
BlackRock Liquidity Series, LLC
Cash Sweep Series	$ (13,397,620)	$136,910
(k) Represents the current yield as of report date.

  For Master LLC compliance purposes, the Master LLC's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Master LLC management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

Master Senior Floating Rate LLC

Schedule of Investments November 30, 2008 (Unaudited)

• Foreign currency exchange contracts as of November 30, 2008 were as follows:

					Unrealized
	Currency	Currency		Settlement	Appreciation
	Purchased		Sold	Date	(Depreciation)
GBP	1,295,000	USD	2,015,794	12/10/08	$ (24,227)
USD	1,705,773	EUR	1,351,000	12/10/08	(10,225)
USD	5,601,214	GBP	3,520,000	12/10/08	187,843
USD	523,538	CAD	620,000	1/21/09	23,350
USD	1,191,292	EUR	889,000	1/21/09	62,329
Total					$ 239,070

• Credit default swaps on traded indexes - sold protection outstanding as of November 30, 2008 were as follows:

	Receive			Notional
	Fixed			Amount	Unrealized
Issuer	Rate	Counterparty	Expiration	(000)[1]	Appreciation
LCDX Index	3.25%	JPMorgan Chase & Co.	June 2013	$ 1,629	$ 37,833

1 The maximum potential amount the Master LLC may be required to pay should a negative credit event take place as defined under the terms of the agreement.

• Currency Abbreviations:

CAD Canadian Dollar
EUR Euro
GBP British Pound
USD U.S. Dollar

Master Senior Floating Rate LLC

Schedule of Investments November 30, 2008 (Unaudited)

Effective September 1, 2008, the Master LLC adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

Level 1 - price quotations in active markets/exchanges for identical securities

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Master LLC's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Master LLC's policy regarding valuation of investments and other significant accounting policies, please refer to the Master LLC's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of November 30, 2008 in determining the fair valuation of the Master LLC's investments:

Valuation	Investments in	Other Financial
Inputs	Securities	Instruments*
Level 1	$ 354,000	-
Level 2	309,947,884	$ 276,903
Level 3	105,617,868	-
Total	$ 415,919,752	$ 276,903

* Other financial instruments are swaps and foreign currency exchange contracts.

The following is a reconciliation of investments for unobservable inputs (Level 3) were used in determining fair value:

Investments in
Securities
Balance, as of September 1, 2008	$ 43,445,695
Accrued discounts/premiums	109,674
Realized gain (loss)	(3,975,170)
Change in unrealized appreciation (depreciation)	(42,860,841)
Net purchases (sales)	(6,053,465)
Net transfers in/out of Level 3	114,951,975
Balance, as of November 30, 2008	$ 105,617,868

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule
30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-
3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Senior Floating Rate Fund, Inc. and Master Senior Floating Rate LLC

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Senior Floating Rate Fund, Inc. and Master Senior Floating Rate LLC

Date: January 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Senior Floating Rate Fund, Inc. and Master Senior Floating Rate LLC

Date: January 20, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Senior Floating Rate Fund, Inc. and Master Senior Floating Rate LLC

Date: January 20, 2009